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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

             Report for the Calendar Year or Quarter Ended March 31, 2001

               (Please read instructions before preparing form.)

If amended report check here:  [X]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street, New York, NY 10005
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)

Michele R. Teichner, 212-908-7537, Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
               Violations. See U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 08 day of May, 2001.

This is a 13F holdings report.          TD Waterhouse Asset Management, Inc.
                                        ------------------------------------
                                        (Name of Institutional Investor)

                                        /s/ Michele R. Teichner
                                        ------------------------------------
                                        (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing the report): (List in alphabetical order).

13F File Numbers with be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                     13F File No.:

1. ___________________________________  6._____________________________________

2. ___________________________________  7._____________________________________

3. ___________________________________  8._____________________________________

4. ___________________________________  9._____________________________________

5. ___________________________________ 10._____________________________________


                                                                 SEC 1685 (5/91)

                                    FORM 13F

Page 1 of 1     Name of Reporting Manager   TD Waterhouse Asset Management, Inc.

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

13F  -   03/31/2001                                                                                    S.E.C. USE ONLY

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE


ALCOA INC                         COM          13817101      3,257         90,600 sh        Sole        N/A        Sole
AMERICAN EXPRESS CO               COM          25816109      3,742         90,600 sh        Sole        N/A        Sole
AT&T CORP                         COM           1957109      1,930         90,600 sh        Sole        N/A        Sole
BOEING CO                         COM          97023105      5,047         90,600 sh        Sole        N/A        Sole
CATERPILLAR INC                   COM         149123101      4,021         90,600 sh        Sole        N/A        Sole
CITIGROUP INC                     COM         172967101      4,075         90,600 sh        Sole        N/A        Sole
COCA-COLA COMPANY                 COM         191216100      4,091         90,600 sh        Sole        N/A        Sole
Diamond Trust Series 1        Unit Ser 1      252787106        460          4,639 sh        Sole        N/A        Sole
DUPONT E I DE NEMOURS             COM         263534109      3,687         90,600 sh        Sole        N/A        Sole
EASTMAN KODAK COMPANY             COM         277461109      3,614         90,600 sh        Sole        N/A        Sole
EXXON MOBIL CORPORATION           COM         30231G102      7,339         90,600 sh        Sole        N/A        Sole
GENERAL ELECTRIC CO               COM         369604103      3,792         90,600 sh        Sole        N/A        Sole
GENERAL MOTORS CORP               COM         370442105      4,698         90,600 sh        Sole        N/A        Sole
HEWLETT PACKARD CO                COM         428236103      2,833         90,600 sh        Sole        N/A        Sole
HOME DEPOT                        COM         437076102      3,905         90,600 sh        Sole        N/A        Sole
HONEYWELL INTL INC                COM         438516106      3,696         90,600 sh        Sole        N/A        Sole
INTEL CORP                        COM         458140100      2,384         90,600 sh        Sole        N/A        Sole
IBM CORPORATION                   COM         459200101      8,714         90,600 sh        Sole        N/A        Sole
INTERNATIONAL PAPER CO            COM         460146103      3,269         90,600 sh        Sole        N/A        Sole
JOHNSON & JOHNSON                 COM         478160104      7,925         90,600 sh        Sole        N/A        Sole
J.P. MORGAN CHASE & CO            COM         616880100      4,068         90,600 sh        Sole        N/A        Sole
MCDONALD'S CORP                   COM         580135101      2,405         90,600 sh        Sole        N/A        Sole
MERCK & CO                        COM         589331107      6,876         90,600 sh        Sole        N/A        Sole
MICROSOFT CORP                    COM         594918104      4,955         90,600 sh        Sole        N/A        Sole
MINNESOTA MNG & MFG CO            COM         604059105      9,413         90,600 sh        Sole        N/A        Sole
PHILIP MORRIS COS INC             COM         718154107      4,299         90,600 sh        Sole        N/A        Sole
PROCTER & GAMBLE CO               COM         742718109      5,671         90,600 sh        Sole        N/A        Sole
SBC COMMUNICATIONS INC.           COM         78387G103      4,043         90,600 sh        Sole        N/A        Sole
UNITED TECHNOLOGIES CORP          COM         913017109      6,641         90,600 sh        Sole        N/A        Sole
WAL-MART STORES INC               COM         931142103      4,575         90,600 sh        Sole        N/A        Sole
WALT DISNEY CO               COM Disney       254687106      2,591         90,600 sh        Sole        N/A        Sole
CITIGROUP INC                     COM         172967101        211          4,690 sh        Sole        N/A        Sole
EXXON MOBIL CORPORATION           COM         30231G102        263          3,250 sh        Sole        N/A        Sole
GENERAL ELECTRIC CO               COM         369604103        389          9,300 sh        Sole        N/A        Sole
MICROSOFT CORP                    COM         594918104        276          5,050 sh        Sole        N/A        Sole
PFIZER INC                        COM         717081103        250          6,100 sh        Sole        N/A        Sole
WAL-MART STORES INC               COM         931142103        212          4,200 sh        Sole        N/A        Sole



COLUMN TOTALS                                              139,617
                                                           =======


